Deferred Offering Costs (Tables)	12 Months Ended
Mar. 31, 2025
Deferred Offering Costs [Abstract]
Schedule of Deferred Offering Costs

Included in the deposits, prepayments and other receivables, the deferred offering costs as of March 31, 2025 and March 31, 2024 were as follows:

	March 31, 2025	March 31, 2024

Deferred offering costs	$1,021,405	$836,288